Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities [Text Block Table]

Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities

in € m.	Dec 31, 2020	Dec 31, 2019
Future cash outflows not reflected in lease liabilities:
Not later than one year	50	17
Later than one year and not later than five years	791	816
Later than five years	5,097	4,797
Future cash outflows not reflected in lease liabilities	5,938	5,629